As filed with the Securities and Exchange Commission on 1/29/16

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2015 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 96.19%
Alabama - 4.68%
County of Jefferson Alabama Revenue Bonds
5.25%, 1/1/2016 (Callable 12/31/2015)	$90,000	$90,630
5.25%, 1/1/2019 (Callable 12/31/2015)	500,000	503,510
5.25%, 1/1/2020 (Callable 12/31/2015)	300,000	302,106
5.50%, 1/1/2021 (Callable 12/31/2015) (AGM Insured)	275,000	276,931
5.50%, 1/1/2022 (Callable 12/31/2015)	145,000	146,019
5.25%, 1/1/2023 (Callable 12/31/2015) (AGM Insured)	100,000	100,704
5.25%, 1/1/2023 (Callable 12/31/2015)	100,000	100,704
5.00%, 1/1/2024 (Callable 12/31/2015)	500,000	503,520
4.75%, 1/1/2025 (Callable 12/31/2015) (AMBAC Insured)	655,000	659,434
4.75%, 1/1/2025 (Callable 12/31/2015) (AGM Insured)	800,000	800,168
4.75%, 1/1/2025 (Callable 12/31/2015)	1,000,000	1,006,770
		4,490,496
Arizona - 1.78%
Salt Verde Financial Corp. Revenue Bonds
5.00%, 12/1/2037	1,525,000	1,710,791
California - 5.44%
Bay Area Toll Authority Revenue Bonds
5.00%, 10/1/2054 (Callable 10/1/2024)	1,000,000	1,108,220
California Pollution Control Financing Authority Revenue Bonds
5.00%, 7/1/2037 (Callable 7/1/2017) (f)	1,000,000	1,030,100
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	516,645
Ceres Redevelopment Agency Tax Allocation Refunding Bonds
4.00%, 11/1/2031 (Callable 11/1/2016) (AMBAC Insured)	500,000	497,655
Hercules Redevelopment Agency Tax Allocation
5.00%, 8/1/2025 (Callable 2/1/2018) (AMBAC Insured)	200,000	205,092
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,000,000	1,078,800
Soledad Redevelopment Agency Tax Allocation Bonds
5.00%, 12/1/2032 (Callable 12/1/2017) (XLCA Insured)	600,000	567,906
Stockton Public Financing Authority Revenue Bonds
5.25%, 9/1/2037 (Callable 9/1/2016) (AGC Insured)	215,000	216,496
		5,220,914
Colorado - 2.88%
Denver Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2035 (Callable 11/1/2016) (XLCA Insured)	750,000	761,737
Public Authority for Colorado Energy Revenue Bonds
6.50%, 11/15/2038	1,500,000	2,004,945
		2,766,682
District of Columbia - 1.65%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
5.00%, 10/1/2053 (Callable 4/1/2022)	1,500,000	1,586,475
Florida - 13.45%
Alachua County Health Facilities Authority Revenue Bonds
5.00%, 12/1/2036 (Callable 12/1/2024)	1,000,000	1,096,290
Capital Trust Agency Inc. Revenue Bonds
5.00%, 11/1/2047 (Callable 11/1/2022)	1,055,000	1,090,427
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,123,380
Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	1,100,000	1,201,948
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	649,434
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	544,290
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	495,895
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,050,550
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	366,072
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	890,295
Talis Park Community Development District Special Assessment
5.25%, 5/1/2016	600,000	602,916
5.55%, 5/1/2036 (Callable 12/31/2015)	1,435,000	1,439,434
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	582,610

Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 5/1/2017)	860,000	867,757
Winter Garden Village at Fowler Groves Community Development District Special Assessment
5.65%, 5/1/2037 (Callable 5/1/2016)	895,000	899,215
		12,900,513
Georgia - 2.20%
Municipal Electric Authority of Georgia Revenue Bonds
5.00%, 7/1/2060 (Callable 7/1/2025)	2,000,000	2,105,680
Guam - 1.13%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	544,595
Guam Power Authority Revenue Bonds
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	538,415
		1,083,010
Illinois - 12.61%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2022 (Callable 12/1/2017) (AGM Insured)	220,000	225,364
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,002,920
Chicago Park District General Obligation Bonds
4.00%, 1/1/2022 (Callable 1/1/2018)	50,000	51,202
5.50%, 1/1/2033 (Callable 1/1/2019)	350,000	370,457
City of Chicago Illinois Sales Tax Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2025)	250,000	258,092
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2017 (Callable 12/31/2015) (AMBAC Insured)	280,000	280,778
4.00%, 1/1/2020 (Callable 1/1/2018)	75,000	75,698
5.00%, 1/1/2025	1,000,000	1,049,820
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	515,020
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	343,448
5.50%, 1/1/2039 (Callable 1/1/2025)	1,000,000	1,052,480
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,043,050
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	2,000,000	2,070,900
State of Illinois General Obligation Bonds
5.00%, 2/1/2021	600,000	657,858
5.25%, 7/1/2030 (Callable 7/1/2023)	500,000	538,125
5.00%, 3/1/2034 (Callable 12/31/2015) (AMBAC Insured)	1,000,000	999,930
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	522,310
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,035,160
		12,092,612
Iowa - 2.18%
Iowa Finance Authority Revenue Bonds
4.75%, 8/1/2042 (Callable 8/1/2022)	1,000,000	995,440
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,105,000	1,091,906
		2,087,346
Louisiana - 2.97%
Juban Crossing Economic Development District Revenue Bonds
7.00%, 9/15/2044 (Callable 3/15/2025) (f)	1,500,000	1,506,630
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.30%, 7/1/2030 (AMBAC Insured)	215,000	244,999
Louisiana Public Facilities Authority Revenue Bonds
5.00%, 7/1/2017 (Callable 7/1/2016) (CIFG Insured)	100,000	101,210
5.00%, 7/1/2030 (Callable 7/1/2016) (CIFG Insured)	425,000	426,543
4.50%, 7/1/2038 (Callable 7/1/2016) (CIFG Insured)	655,000	574,835
		2,854,217
Maryland - 2.01%
City of Baltimore Maryland Revenue Bonds
5.25%, 9/1/2023 (Callable 9/1/2016) (XLCA Insured)	205,000	210,154
5.25%, 9/1/2025 (Callable 9/1/2016) (XLCA Insured)	50,000	51,032
5.25%, 9/1/2026 (Callable 9/1/2016) (XLCA Insured)	50,000	50,938
5.00%, 9/1/2032 (Callable 9/1/2016) (XLCA Insured)	55,000	55,708
5.25%, 9/1/2039 (Callable 9/1/2016) (XLCA Insured)	505,000	510,888
State of Maryland Economic Development Corp. Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,044,860
		1,923,580
Massachusetts - 0.53%
Massachusetts Development Finance Agency Revenue Bonds
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	510,590
Michigan - 6.36%
City of Detroit Michigan General Obligation Bonds
5.00%, 4/1/2020 (Callable 12/31/2015) (NATL Insured)	22,475	22,514
5.25%, 4/1/2023 (Callable 12/31/2015) (AMBAC Insured)	58,900	56,322

City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,175,960
City of Detroit Michigan Water Supply System Revenue Bonds
5.00%, 7/1/2034 (Callable 12/31/2015) (NATL Insured)	145,000	145,536
5.00%, 7/1/2034 (Callable 7/1/2016) (AGM Insured)	290,000	292,259
County of Wayne Michigan General Obligation Bonds
5.00%, 12/1/2030 (Callable 12/1/2015) (NATL Insured)	1,000,000	1,000,000
5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,016,720
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	250,000	275,943
Michigan Finance Authority Revenue Bonds
5.00%, 4/1/2020 (Callable 12/31/2015) (NATL Insured)	122,525	122,231
5.125%, 4/1/2022 (Callable 4/1/2016) (NATL Insured)	29,575	29,648
5.25%, 4/1/2023 (Callable 12/31/2015) (AMBAC Insured)	321,100	321,954
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,104,830
5.00%, 7/1/2044 (Callable 7/1/2024)	500,000	533,740
		6,097,657
Minnesota - 8.15%
City of Cologne Minnesota Revenue Bonds
5.00%, 7/1/2045 (Callable 7/1/2024)	1,500,000	1,556,070
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.294%, 2/1/2000 (b) (c)	15,000	9,300
3.294%, 2/1/2002 (b) (c)	30,000	18,600
3.294%, 2/1/2005 (b) (c)	20,000	12,400
3.294%, 2/1/2006 (b) (c)	20,000	12,400
3.294%, 2/1/2007 (b) (c)	65,000	40,300
3.294%, 6/1/2008 (b) (c)	10,000	6,200
3.294%, 2/1/2017 (b) (c)	450,000	279,000
3.294%, 2/1/2025 (b) (c)	9,500,000	5,890,000
		7,824,270
New Jersey - 7.83%
Atlantic City Municipal Utilities Authority Revenue Bonds
4.00%, 6/1/2016 (AMBAC Insured)	380,000	380,517
4.125%, 6/1/2024 (Callable 6/1/2017) (AMBAC Insured)	530,000	515,398
4.00%, 6/1/2025 (Callable 6/1/2017) (AMBAC Insured)	100,000	95,905
New Jersey Economic Development Authority Revenue Bonds
5.00%, 6/15/2025	500,000	538,890
5.00%, 3/1/2030 (Callable 3/1/2023)	750,000	785,190
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,032,230
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,065,820
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,012,680
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,028,660
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,061,980
		7,517,270
New Mexico - 0.53%
City of Farmington New Mexico Revenue Bonds
4.875%, 4/1/2033 (Callable 4/1/2016) (e)	500,000	507,255
New York - 4.01%
City of Niagara Falls New York General Obligation Bonds
4.50%, 5/15/2028 (Callable 5/15/2017) (AMBAC Insured)	625,000	630,050
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2017) (AMBAC Insured)	1,400,000	1,431,696
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,786,965
		3,848,711
Ohio - 1.39%
City of Cleveland Ohio Airport System Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2022)	1,230,000	1,337,207
Pennsylvania - 0.71%
City of Harrisburg Pennsylvania General Obligation Bonds
0.00%, 3/15/2016 (AMBAC Insured) (d)	100,000	98,988
0.00%, 3/15/2017 (AMBAC Insured) (d)	525,000	496,545
0.00%, 9/15/2018 (AMBAC Insured) (d)	100,000	88,471
		684,004
Puerto Rico - 4.67%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	676,757
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 12/31/2015) (NATL Insured)	310,000	305,285
5.00%, 7/1/2023 (Callable 12/31/2015) (NATL Insured)	135,000	132,322
5.00%, 7/1/2024 (Callable 7/1/2017) (AGM Insured)	375,000	374,985
5.00%, 7/1/2024 (Callable 12/31/2015) (NATL Insured)	400,000	389,988

Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 12/31/2015) (NATL Insured)	195,000	195,211
5.50%, 7/1/2029 (AMBAC Insured)	540,000	498,960
4.75%, 7/1/2038 (Callable 7/1/2018) (NATL Insured)	650,000	553,573
Puerto Rico Infrastructure Financing Authority Revenue Bonds
5.50%, 7/1/2027 (AMBAC Insured)	340,000	312,929
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	815,171
Puerto Rico Public Buildings Authority Revenue Bonds
5.50%, 7/1/2035 (Callable 7/1/2017) (AMBAC Insured) (e)	220,000	221,661
		4,476,842
South Carolina - 0.02%
Connector 2000 Association Inc. Revenue Bonds
0.00%, 1/1/2016 (b) (d)	2,408	2,375
0.00%, 1/1/2021 (b) (d)	5,058	2,861
0.00%, 1/1/2022 (b) (d)	5,349	2,485
0.00%, 1/1/2032 (Callable 4/1/2026) (b) (d)	43,130	2,299
0.00%, 7/22/2051 (Callable 4/1/2026) (b) (d)	151,083	799
0.00%, 7/22/2051 (Callable 4/1/2026) (b) (d)	222,170	5,127
		15,946
Tennessee - 0.58%
Chattanooga Tennessee Health, Educational and Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	557,925
Texas - 2.42%
Austin Convention Enterprises Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2017) (XLCA Insured)	1,760,000	1,779,254
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2041 (Callable 8/15/2022)	500,000	544,425
		2,323,679
Vermont - 1.61%
City of Burlington Vermont General Obligation Bonds
5.00%, 11/1/2035 (Callable 11/1/2022) (AGM Insured)	715,000	792,778
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	750,000	753,428
		1,546,206
Virginia - 1.51%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	489,295
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	957,653
		1,446,948
Washington - 1.84%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	200,150
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,046,690
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	523,120
		1,769,960
Wisconsin - 1.05%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,007,480
TOTAL MUNICIPAL BONDS (Cost $88,385,812)		92,294,266

MONEY MARKET FUNDS - 4.37%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	4,197,548	4,197,548
TOTAL MONEY MARKET FUNDS (Cost $4,197,548)		4,197,548

Total Investments (Cost $92,583,360) - 100.56%		96,491,814
Liabilities in Excess of Other Assets - (0.56)%		(538,519)
TOTAL NET ASSETS - 100.00%		$95,953,295

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
CIFG - CIFG Assurance North America, Inc.
NATL - National Public Finance Guarantee
XLCA - Syncora Guarantee Inc.
The insurance does not guarantee the market value of the municipal bonds.
(a)	Rate shown is the 7-day annualized yield at November 30, 2015.
(b)	Security is considered illiquid. As of November 30, 2015, the value of these investments was $6,284,147 or 6.55% of total net assets.
(c) Security is in default.
(d)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(e)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2015.
(f)
Security purchased within the terms of a private placement memorandum, exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Wasmer, Schroeder & Company, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustrees of Advisors Series Trust. As of November 30, 2015, the value of these investments was $2,536,730, or 2.64% of total net assets.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2015, the Fund held illiquid securities with a value of $6,284,147 or 6.55% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Connector 2000 Association Inc., due 2016-2051	$429,198	2/10	$32,741
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	10,110,000	9/04 – 2/14	4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Securities	$-	$92,294,266	$-	$92,294,266
Total Fixed Income	-	92,294,266	-	92,294,266
Short-Term Investments	4,197,548	-	-	4,197,548
Total Investments	$4,197,548	$92,294,266	$-	$96,491,814

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at November 30, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$92,583,360

Gross unrealized appreciation	$4,290,169
Gross unrealized depreciation	(381,715)
Net unrealized appreciation	$3,908,454

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 1/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 1/26/16

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 1/26/16

* Print the name and title of each signing officer under his or her signature.